SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,678,542	$ 489,682
Restricted cash	633	633
Total cash and restricted cash	$ 1,679,175	$ 490,315	$ 19,322
Number of financial institutions holding cash | item	2
Investment in equity securities	$ 4,000
Impairment recognized on other investments	0
Impairment losses	$ 0